PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT
NOTE 2 – PROPERTY AND EQUIPMENT

	As of December 31, 2020	As of December 31, 2019
Land, buildings and improvements	$10,022	$9,391
Wireless communication systems	879,209	811,344
Furniture, equipment, vehicles and software	221,943	196,215
Construction in progress	40,602	51,814

	1,151,776	1,068,764
Less: accumulated depreciation	(788,857)	(689,903)

Property and equipment, net	$362,919	$378,861

Depreciation expense was $93.6 million, $92.6 million and $93.1 million for the years ended December 31, 2020, 2019 and 2018, respectively.
Advances to equipment vendors are included in Other assets and totaled $5.7 million and $4.0 million as of December 31, 2020 and 2019, respectively.
In February 2019, NuevaTel entered into an agreement, which has been subsequently amended, to sell and leaseback up to 651 network towers. Three closings for a total of 574 towers were completed in 2019 for aggregate cash consideration of $89.5 million. In July 2020, NuevaTel completed the fourth and final closing of 34 towers for additional cash consideration of $5.8 million. In total, 608 towers were sold for total cash consideration of $95.3 million. The $5.8 million of proceeds received during the year ended December 31, 2020 were recognized in the Consolidated Statement of Cash Flows as Proceeds from sale-leaseback transaction within investing activities. In addition, a gain of $5.6 million was recognized in (Gain) loss on disposal of assets and sale-leaseback transaction for the year ended December 31, 2020. Of the proceeds received during the year ended December 31, 2019, $70.6 million were recognized in the Consolidated Statement of Cash Flows as Proceeds from sale-leaseback transaction in investing activities and $18.9 million were recognized as Proceeds from sale-leaseback financing obligation in financing activities. The Company had $4.5 million and $16.8 million of financing obligations outstanding as of December 31, 2020 and December 31, 2019, respectively, resulting from all closings for towers that did not meet the criteria for sale-leaseback accounting due to continuing involvement by NuevaTel. In connection with the adoption of the new lease standard, these unrecognized sale-leaseback transactions were reassessed, and certain towers qualified for sale-leaseback accounting under the new lease standard. The amounts related to the towers that qualified for sale-leaseback accounting were removed from the tower financing obligations and recognized as a sale-leaseback as of January 1, 2020. See Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies for further information on the impact of the adoption of the new lease standard and Note 7 – Debt for further information on the tower sale-leaseback transaction.
As of December 31, 2019, the Company had an outstanding balance of deferred gain of $55.1 million for the towers that qualified as a sale-leaseback, of which $1.0 million were capital leases and the remaining were operating leases based on a lease-by-lease
accounting evaluation. At the time of the first three closings, $10.1 million of gain was immediately recognized in Gain on disposal of assets and sale-leaseback transaction in the Consolidated Statement of Operations and Comprehensive (Loss) Income for the year ended December 31, 2019. During the year ended December 31, 2019, $3.9 million of the deferred gain was recognized. The current portion of the deferred gain was $5.9 million as of December 31, 2019 and is included in Other current liabilities and accrued expenses in the Consolidated Balance Sheet. In connection with the adoption of the new lease standard, the deferred gain was recognized to Accumulated deficit and Noncontrolling interests as of January 1, 2020. See Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies for further information on the impact of the adoption of the new lease standard.

Bank fees of $1.3 million were incurred in connection with the tower sale transaction in the first quarter of 2019 and were included in General and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss for the year ended December 31, 2019 and in Net cash provided by operating activities in the Consolidated Statement of Cash Flows for the year ended December 31, 2019. There were no bank fees incurred in connection with the fourth closing of the tower sale transaction during the year ended December 31, 2020.
The tower sites have an initial lease term of 10 years with up to three five-year renewal terms at NuevaTel’s option. NuevaTel’s initial gross annual tower operating and capital lease rent obligation is $10.4 million and $0.3 million, respectively, for the towers that qualify as a sale-leaseback under the new lease standard and its gross annual tower financing obligation for the sites that do not qualify as a sale-leaseback under the new lease standard is $0.9 million, all of which are subject to certain 3% annual rent increases. For those towers that qualified as a sale-leaseback, NuevaTel incurred $11.6 million and $6.0 million in gross rent expense during the years ended December 31, 2020 and 2019, respectively.
The 2019 closings of the tower sale-leaseback transaction generated a taxable gain which resulted in $18.2 million of Bolivian income tax that will be paid in monthly installments over a three-year period. This taxable gain gave rise to a deferred tax asset and taxes payable which are included in Deferred income taxes and Other current liabilities and accrued expenses, respectively, in the Consolidated Balance Sheet as of December 31, 2019. The deferred tax asset was derecognized from Deferred income taxes as of January 1, 2020 in connection with the adoption of the new lease standard. See Note 1 – Description of Business, Basis of Presentation and Summary of Significant Accounting Policies for further information. The fourth closing of the tower sale-leaseback transaction generated a taxable gain of $5.1 million during the third quarter of 2020 which was offset by net losses generated during the period and therefore did not give rise to income tax expense or liability. In addition to the Bolivian income tax, the sale-leaseback also resulted in payment of $3.0 million of transaction taxes included within General and administrative expenses in the Consolidated Statement of Operations and Comprehensive Loss during the year ended December 31, 2019.
AROs are primarily recorded for the Company’s legal obligations to remediate leased property on which the Company’s network infrastructure and related assets are located. The AROs are recorded in Other non-current
liabilities with a corresponding amount in Property and equipment, net. No obligation is expected to be settled within 12 months as of December 31, 2020. The activity in the AROs was as follows:

	Years Ended December 31,
	2020	2019
Beginning balance	$20,971	$21,689
Revisions in estimated cash flows	—	17
Additional accruals	371	1,026
Foreign currency translation	1,344	119
Accretion	1,525	1,420
Disposals	(618)	(3,300)

Ending balance	$23,593	$20,971

The Company performs a review of its ARO liability annually, which may result in revisions in estimated cash flows. During the year ended December 31, 2020, there were no revisions in estimated cash flows. During the year ended December 31, 2019, the revisions in estimated cash flows were not significant.
The corresponding assets, net of accumulated depreciation, related to AROs were $5.8 million and $6.0 million as of December 31, 2020 and 2019, respectively.
Supplemental Cash Flow Disclosure:
The Company acquired $1.8 million, $2.8 million and $1.6 million of property and equipment through current and long-term debt during the years ended December 31, 2020, 2019 and 2018, respectively.
The Company also acquires property and equipment through current and long-term construction accounts payable. The net change in current and long-term construction accounts payable resulted in additions or (adjustments) to Purchase of property and equipment in the Consolidated Statements of Cash Flows of $10.4 million, $4.8 million and ($1.4) million for the years ended December 31, 2020, 2019 and 2018, respectively.